Subsequent Events (Details) - Subsequent Event [Member] - Baijiayi Digital Technology (Henan) Co., Ltd.[Member]	Jan. 31, 2025
Subsequent Events [Line Items]
Equity Interest	19.00%
Third Party [Member]
Subsequent Events [Line Items]
Equity Interest	32.00%